Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000260041 | British Virgin Islands
Holdings [Line Items]
Percent of Total Investments	3.97%
C000260041 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.96%
C000260041 | Rights
Holdings [Line Items]
Percent of Total Investments	1.31%
C000260041 | Warrants
Holdings [Line Items]
Percent of Total Investments	1.65%
C000260041 | Special Purpose Acquisition Companies (SPACS)
Holdings [Line Items]
Percent of Total Investments	96.08%
C000260041 | United States
Holdings [Line Items]
Percent of Total Investments	3.17%
C000260041 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	92.86%
C000260042 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.48%
C000260042 | Industrial Products
Holdings [Line Items]
Percent of Total Investments	1.50%
C000260042 | Materials
Holdings [Line Items]
Percent of Total Investments	1.52%
C000260042 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	1.58%
C000260042 | Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	1.76%
C000260042 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Total Investments	2.55%
C000260042 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.27%
C000260042 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Total Investments	3.90%
C000260042 | Media
Holdings [Line Items]
Percent of Total Investments	4.19%
C000260042 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000260042 | Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	4.67%
C000260042 | Financial Services
Holdings [Line Items]
Percent of Total Investments	5.42%
C000260042 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Total Investments	6.42%
C000260042 | Banking
Holdings [Line Items]
Percent of Total Investments	7.02%
C000260042 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.48%
C000260042 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	9.05%
C000260042 | Oil & Gas
Holdings [Line Items]
Percent of Total Investments	9.99%
C000260042 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000260042 | Utilities
Holdings [Line Items]
Percent of Total Investments	13.06%
C000260043 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.29%
C000260043 | Materials
Holdings [Line Items]
Percent of Total Investments	3.19%
C000260043 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	5.18%
C000260043 | Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	16.76%
C000260043 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Total Investments	1.13%
C000260043 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.31%
C000260043 | Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	3.38%
C000260043 | Financial Services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000260043 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Total Investments	1.76%
C000260043 | Banking
Holdings [Line Items]
Percent of Total Investments	4.84%
C000260043 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	2.74%
C000260043 | Oil & Gas
Holdings [Line Items]
Percent of Total Investments	14.86%
C000260043 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.85%
C000260043 | Utilities
Holdings [Line Items]
Percent of Total Investments	18.31%
C000260043 | United States
Holdings [Line Items]
Percent of Total Investments	79.94%
C000260043 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.69%
C000260043 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.15%
C000260043 | Ireland
Holdings [Line Items]
Percent of Total Investments	6.57%
C000260043 | Canada
Holdings [Line Items]
Percent of Total Investments	7.65%
C000260044 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.73%
C000260044 | Industrial Products
Holdings [Line Items]
Percent of Total Investments	0.44%
C000260044 | Materials
Holdings [Line Items]
Percent of Total Investments	4.56%
C000260044 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	1.50%
C000260044 | Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	5.81%
C000260044 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Total Investments	0.28%
C000260044 | Insurance
Holdings [Line Items]
Percent of Total Investments	2.56%
C000260044 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Total Investments	0.78%
C000260044 | Media
Holdings [Line Items]
Percent of Total Investments	0.99%
C000260044 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Total Investments	0.86%
C000260044 | Financial Services
Holdings [Line Items]
Percent of Total Investments	12.92%
C000260044 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Total Investments	6.86%
C000260044 | Banking
Holdings [Line Items]
Percent of Total Investments	0.16%
C000260044 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.75%
C000260044 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	9.85%
C000260044 | Oil & Gas
Holdings [Line Items]
Percent of Total Investments	7.13%
C000260044 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.13%
C000260044 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.63%
C000260044 | Business Development Company
Holdings [Line Items]
Percent of Total Investments	6.72%
C000260044 | Closed-End Fund
Holdings [Line Items]
Percent of Total Investments	11.57%
C000260044 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	14.77%
C000260044 | United States
Holdings [Line Items]
Percent of Total Investments	85.35%
C000260044 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	1.58%
C000260044 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.26%
C000260044 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.13%
C000260044 | Canada
Holdings [Line Items]
Percent of Total Investments	1.80%
C000260044 | France
Holdings [Line Items]
Percent of Total Investments	0.21%
C000260044 | Brazil
Holdings [Line Items]
Percent of Total Investments	0.39%
C000260044 | Netherlands
Holdings [Line Items]
Percent of Total Investments	0.46%
C000260044 | Jersey
Holdings [Line Items]
Percent of Total Investments	2.16%
C000260044 | Bermuda
Holdings [Line Items]
Percent of Total Investments	2.70%
C000260044 | Marshall Islands
Holdings [Line Items]
Percent of Total Investments	4.96%
C000260045 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.58%
C000260045 | Financial Services
Holdings [Line Items]
Percent of Total Investments	6.09%
C000260045 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000260045 | Utilities
Holdings [Line Items]
Percent of Total Investments	90.33%
C000260045 | United States
Holdings [Line Items]
Percent of Total Investments	42.98%
C000260045 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.09%
C000260045 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.24%
C000260045 | Canada
Holdings [Line Items]
Percent of Total Investments	5.58%
C000260045 | Bermuda
Holdings [Line Items]
Percent of Total Investments	2.48%
C000260045 | Portugal
Holdings [Line Items]
Percent of Total Investments	1.87%
C000260045 | Finland
Holdings [Line Items]
Percent of Total Investments	3.68%
C000260045 | Austria
Holdings [Line Items]
Percent of Total Investments	3.99%
C000260045 | Germany
Holdings [Line Items]
Percent of Total Investments	8.12%
C000260045 | Italy
Holdings [Line Items]
Percent of Total Investments	8.15%
C000260045 | Spain
Holdings [Line Items]
Percent of Total Investments	10.82%
C000259963 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.08%
C000259963 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	16.96%
C000259963 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	82.96%
C000259967 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.08%
C000259967 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	10.03%
C000259967 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	89.89%
C000259968 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.10%
C000259968 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	6.60%
C000259968 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	93.30%
C000259969 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	8.29%
C000259969 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	11.18%
C000259969 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	80.53%
C000259970 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	73.62%
C000259970 | Purchased Options
Holdings [Line Items]
Percent of Total Investments	9.27%
C000259970 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.11%
C000259971 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.67%
C000259971 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	13.57%
C000259971 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	85.76%
C000259972 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.08%
C000259972 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	14.13%
C000259972 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	85.79%
C000259973 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.08%
C000259973 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	12.39%
C000259973 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	87.53%
C000259974 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.08%
C000259974 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	17.82%
C000259974 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	82.10%
C000259964 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.39%
C000259964 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	7.13%
C000259964 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	92.48%
C000259965 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.08%
C000259965 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	7.13%
C000259965 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	92.79%
C000259966 | MONEY MARKET
Holdings [Line Items]
Percent of Total Investments	0.07%
C000259966 | FLEX OPTIONS
Holdings [Line Items]
Percent of Total Investments	8.90%
C000259966 | Treasury Bills
Holdings [Line Items]
Percent of Total Investments	91.03%
C000260046 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.38%
C000260046 | Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	58.78%
C000260046 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Total Investments	4.82%
C000260046 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.95%
C000260046 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Total Investments	17.07%
C000260046 | United States
Holdings [Line Items]
Percent of Total Investments	88.13%
C000260046 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	7.06%
C000260046 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.45%
C000260046 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.36%